Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Acquisition
Fair value of assets acquired and liabilities assumed

Purchase Price:
Cash paid	$1,125,000
Contingent consideration	1,000,000
Total purchase price	2,125,000
Fair Value of Assets Acquired and Liabilities Assumed
Tangible assets acquired:
Property and equipment, net	$4,000
Total tangible assets acquired	4,000
Identified intangible assets acquired:
Customer contracts	1,000,000
Proprietary software	917,000
Total assets acquired in excess of liabilities assumed	1,921,000
Goodwill	204,000
Total purchase price	$2,125,000

Purchase Price:
Cash paid	$1,125,000
Contingent consideration	1,000,000
Total purchase price	2,125,000
Fair Value of Assets Acquired and Liabilities Assumed
Tangible assets acquired:
Property and equipment, net	$4,000
Total tangible assets acquired	4,000
Identified intangible assets acquired:
Customer contracts	1,000,000
Proprietary software	917,000
Total assets acquired in excess of liabilities assumed	1,921,000
Goodwill	204,000
Total purchase price	$2,125,000

Schedule of pro forma results

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenues	$1,001,251	$608,917	$2,006,690	$1,107,433
Net Loss	(8,887,306)	(4,246,802)	(12,051,793)	(7,852,576)
Basic and diluted net loss per common share	$(0.36)	$(0.65)	$(0.56)	$(1.22)
Weighted average shares - basic and diluted	24,464,979	6,536,602	21,627,532	6,451,619

	Year Ended
	December 31,	December 31,
	2014	2013
	(unaudited)	(unaudited)
Revenues	$2,670,142	$2,108,727
Net Loss	$(16,443,673)	$(15,144,439)
Basic and diluted net loss per common share	$(1.43)	$(3.54)
Weighted average shares - basic and diluted	11,477,666	4,279,890